FORM N-SAR-U
                                 ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:               /  /          (a)

or fiscal year ending:                            12/31/98      (b)

Is this a transition report?:(Y/N)                  N
                                                  -----

Is this an amendment to a previous filing? (Y/N)    N
                                                  -----

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.   Registrant Name:        First Investors Single Payment and Periodic
                                   Payment Plans for Investment in First
                                   Investors Insured Tax Exempt Fund, Inc.

      B.   File Number:            811-2691

      C.   Telephone Number:
                                   (212) 858-8000

2.    A.   Street:                 95 Wall Street

      B.   City:  New York         C.  State: New York   D.  Zip Code: 10005
                                       Zip Ext:

      E.   Foreign Country:                               Foreign Postal Code:


3.       Is this the first filing on this form by Registrant? (Y/N)      N
                                                                       ------

4.       Is this the last filing on this form by Registrant? (Y/N)       N
                                                                       ------

5.       Is Registrant a small business investment company (SBIC)?
         (Y/N)                                                           N
         [If answer is "Y" (Yes), complete only items 89 through 110.] ------

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)             Y
         [If answer is "Y" (Yes), complete only items 111              ------
         through 132.]

7.  A.   Is Registrant a series or multiple portfolio company? (Y/N)
         [If answer is "N" (No), go to item 8.]                        ------

    B.   How many separate series or portfolios did Registrant have
         at the end of the period?                                     ------

                                                     ---------------------------
                                                         If filing more than one
         For period ending      12/31/98                   Page 50, "X" box: [_]
                               ---------             ---------------------------

         File number  811-      2691
                               ---------

123.     [/]   State the total value of the additional units
               considered in answering item 122 ($000's
               omitted)________________________________________    $
                                                                    ------------

124.     [/]   State the total value of units of prior series
               that were placed in the portfolios of
               subsequent series during the current period
               (the value of these units is to be measured on
               the date they were placed in the subsequent
               series) ($000's omitted)________________________    $
                                                                    ------------

125.     [/]   State the total dollar amount of sales loads
               collected (before reallowances to other brokers
               or dealers) by Registrant's principal
               underwriter and any underwriter which is an
               affiliated person of the principal underwriter
               during the current period solely from the sale
               of units of all series of Registrant ($000's
               omitted)________________________________________    $   45
                                                                    ------------

126.      Of the  amount  shown in item 125,  state the total
          dollar  amount of sales loads collected from secondary
          market operations in Registrant's units (include the
          sales loads, if any,  collected on units of a prior
          series  placed in the portfolio of a subsequent series.)
          ($000's omitted)                                          $   0
                                                                    ------------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                      Number of         Total Assets        Total Income
                                                                       Series             ($000's           Distributions
                                                                      Investing           Omitted)         (000'S Omitted)
                                                                      ---------           --------         ---------------

A.        U.S. Treasury direct issue                                                      $                 $
                                     ----------------------       -----------------        ------            -------

B.        U.S. Government agency                                                          $                 $
                                 ------------------------         -----------------        ------            -------

C.        State and municipal tax-free                                                    $                 $
                                       -------------------        -----------------        ------            -------

D.        Public utility debt                                                             $                 $
                              ----------------------------------  -----------------        -------           -------


E.        Brokers or dealers debt or debt of brokers' or
          dealers' parent                                                                 $                 $
                          --------------------------------------  -----------------        -------           -------


F.        All other corporate intermed. & long-term
          debt                                                                            $                 $
                                                                  -----------------        -------           -------



                                                                      Number of         Total Assets        Total Income
                                                                       Series             ($000's           Distributions
                                                                      Investing           Omitted)        (000's Omitted)
                                                                      ---------           --------         --------------


G.        All other corporate short-term debt                                            $                   $
                                              ------------------  ----------------         -------             ------


H.        Equity securities of brokers or dealers or parents of
          brokers or dealers                                                             $                   $
                                                                  ----------------        --------             ------


I.        Investment company equity securities                               1           $ 40,099            $ 1,914
                                               --------------     ----------------         --------            -----

J.        All other equity securities                                                    $                   $
                                                                  ----------------         -------             -----


K.        Other securities                                                                $                  $
                                                                  -----------------          ------           ------


L.        Total assets of all series of registrants                                       $ 40,099           $
                                                    ------------  -----------------        --------            -------

                                                     ---------------------------
                                                         If filing more than one
             For period ending      12/31/98              Page 50, "X" box: [  ]
                                    --------         ---------------------------

             File number  811-      2691
                                    --------


128.       [/]    Is the timely payment of principal and
                  interest on any of the portfolio securities
                  held by any of Registrant's series at
                  the end of the current period insured or
                  guaranteed by an entry other than the issuer?
                  (Y/N)                                                   ------
                                                                             Y/N


129.       [/]    Is the issuer of any instrument covered
                  in item 128 delinquent or in default as to
                  payment of principal or interest at the end
                  of the current period?                                  ------
                  (Y/N)                                                      Y/N


                  [If answer is "N" (No), go to item 131.]

130.       [/]    In  computations of NAV or offering price
                  per unit, is any part of the value attributed
                  to instruments identified in item 129 derived
                  from insurance or guarantees?                            -----
                  (Y/N)                                                      Y/N

                 [If answer is "N" (No), go to item 131.]

131.      Total expenses incurred by all series of Registrant
          during the current reporting period ($000's omitted)      $         66
                                                                     -----------

132.              [/]  List  the  "811"   (Investment   Company   Act  of  1940)
                  registration number for all Series of Registrant that are being included in this filing


811-                       811-                     811-                     811-                     811-
    ---------                  ------                   ------                   ------                   ------

811-                       811-                     811-                     811-                     811-
    ---------                  ------                   ------                   ------                   ------


811-                       811-                     811-                     811-                     811-
    ---------                  ------                   ------                   ------                   ------



         This report is signed on behalf of the depositor in the City and State of New York on the 23rd day of February, 1999.



                                                     FIRST INVESTORS CORPORATION
                                                     Depositor

Witness  /s/ Larry R. Lavoie                          By /s/ Marvin M. Hecker
         ------------------                              --------------------
             Larry R. Lavoie                                 Marvin M. Hecker
             Secretary                                       President